Discontinued operations - Net cash flows (Details) - Lifecell LLC, Global LLC, and Ukrtower - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net cash flows incurred by the disposal group
Cash flows from operating activities	₺ 4,878,305	₺ 4,122,088	₺ 5,098,656
Cash flows from investing activities	(1,842,419)	(3,163,689)	(3,095,876)
Cash flows from financing activities	(826,913)	(785,688)	(910,800)
Net cash (outflow)/inflow	₺ 2,208,973	₺ 172,710	₺ 1,091,979